BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2020	$5,351	$1,228	$3,305	$9,884
Foreign currency translation	2	5	15	22
Balance as of September 30, 2020	$5,353	$1,233	$3,320	$9,906

The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2018	$5,472	$1,417	$3,176	$10,065
Goodwill resulting from business combinations	—	1	194	195
Foreign currency translation and other	(142)	(187)	(82)	(411)
Balance as of December 31, 2018	5,330	1,231	3,288	9,849
Foreign currency translation and other	21	(3)	17	35
Balance as of December 31, 2019	$5,351	$1,228	$3,305	$9,884

Intangible Assets Disclosure
Identifiable intangible assets are comprised of the following:

	September 30, 2020		December 31, 2019
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Customer relationships	$1,506	$(1,223)	$1,479	$(1,154)
Patents and trademarks	293	(213)	287	(201)
Monitoring lines	67	(55)	67	(52)
Service portfolios and other	636	(528)	629	(506)
	2,502	(2,019)	2,462	(1,913)
Unamortized:
Trademarks and other	541	—	534	—
Intangible assets, net	$3,043	$(2,019)	$2,996	$(1,913)

Schedule of Indefinite-Lived Intangible Assets
Identifiable intangible assets are comprised of the following:

	September 30, 2020		December 31, 2019
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Customer relationships	$1,506	$(1,223)	$1,479	$(1,154)
Patents and trademarks	293	(213)	287	(201)
Monitoring lines	67	(55)	67	(52)
Service portfolios and other	636	(528)	629	(506)
	2,502	(2,019)	2,462	(1,913)
Unamortized:
Trademarks and other	541	—	534	—
Intangible assets, net	$3,043	$(2,019)	$2,996	$(1,913)